UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-10083
                        ---------------------------------
                       Investment Company Act file number

                 Excelsior Directional Hedge Fund of Funds, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                              Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2007
                        ----------
Date of reporting period: 3/31/2007
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

Excelsior Directional Hedge Fund of Funds, LLC
Financial Statements
With Report of Independent Registered Public Accounting Firm
Year ended March 31, 2007

                 Excelsior Directional Hedge Fund of Funds, LLC
                              Financial Statements
                            Year ended March 31, 2007


                                    Contents

Report of Independent Registered Public Accounting Firm ....................   1

Statement of Assets, Liabilities and Members' Equity - Net Assets as of
     March 31, 2007.........................................................   2

Schedule of Investments as of March 31, 2007................................   3

Statement of Operations for the Year Ended March 31, 2007...................   4

Statements of Changes in Members' Equity - Net Assets for the Years Ended
     March 31, 2007 and 2006................................................   5

Statement of Cash Flows for the Year Ended March 31, 2007...................   6

Financial Highlights for the Years Ended March 31, 2007, 2006, 2005, 2004 and
2003........................................................................   7

Notes to Financial Statements...............................................   8


        The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

        A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

        Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

            Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of Excelsior Directional Hedge Fund of Funds, LLC:

In our opinion, the accompanying statement of assets, liabilities and members' equity - net assets, including the schedule of investments, and the related statements of operations, of changes in members' equity - net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Directional Hedge Fund of Funds, LLC (the "Company") at March 31, 2007, and the results of its operations, the changes in its members' equity - net assets, its cash flows and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at March 31, 2007 by correspondence with the custodian and underlying portfolio funds, provides a reasonable basis for our opinion. The financial statements of the Company as of March 31, 2006 and for the year then ended, including the financial highlights for each of the periods in the four years then ended, were audited by other auditors whose reports dated May 25, 2006 and May 24, 2004, expressed unqualified opinions on such financial statements.

As explained in Note 2, the financial statements include investments held by the Company valued at $314,909,831 (101.46% of the Company's net assets) at March 31, 2007, the values of which have been fair valued by the Adviser based on estimates provided by each portfolio fund, under the general supervision of the Board of Managers, in the absence of readily ascertainable market values.

/s/ PricewaterhouseCoopers LLP
------------------------------
PricewaterhouseCoopers LLP
New York, New York
May 29, 2007

                                  Excelsior Directional Hedge Fund of Funds, LLC
               Statement of Assets, Liabilities and Members' Equity - Net Assets

                                                                  March 31, 2007

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $229,964,524)  $314,909,831
Investment in Investment Funds made in advance                        14,100,000
Cash and cash equivalents                                              5,365,237
Receivables for interests in Investment Fund sold                        141,111
Other assets                                                              89,264
--------------------------------------------------------------------------------

Total Assets                                                        $334,605,443
--------------------------------------------------------------------------------

LIABILITIES

Members' interests received in advance                                20,552,909
Payable for members' interests repurchased                             2,194,394
Due to Adviser                                                         1,134,803
Due to custodian                                                         179,380
Administration fees payable                                               56,549
Professional fees payable                                                 95,000
Bank note facility fee and interest payable                               28,003
--------------------------------------------------------------------------------

Total Liabilities                                                     24,241,038
--------------------------------------------------------------------------------

Net Assets                                                          $310,364,405
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital                                                           $225,419,098
  Net unrealized appreciation on investments                          84,945,307
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $310,364,405
--------------------------------------------------------------------------------









  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                                         Schedule of Investments

                                                                  March 31, 2007

--------------------------------------------------------------------------------

                                                                                   % of                      First
                                              First                               Members'    % Ownership  Available
                                           Acquisition                  Fair      Equity -   of Investment Redemption
Investment Funds*                             Date         Cost**      Value**    Net Assets    Funds       Date***    Liquidity****
------------------------------------------------------------------------------------------------------------------------------------
Hedged Long/Short Equity Funds
------------------------------
Basix Capital Fund, L.P.                     7/1/2004  $  8,500,000  $10,447,387     3.37%       10.89%      N/A          Quarterly
Foundation Partners, L.P.                    7/1/2002     8,000,000   10,705,365     3.45%        8.24%      N/A          Quarterly
SAB Capital Partners, L.P.                   4/1/2001             -      799,598     0.26%        0.18%      N/A           Annually
Scopia PX, LLC                               9/1/2005     9,000,000   10,431,835     3.36%        6.53%      N/A          Quarterly
Spring Point Opportunity Partners, LP        7/1/2006    17,610,520   20,464,837     6.59%        7.26%      N/A          Quarterly
Swiftcurrent Partners, L.P.                 10/1/2000     8,550,000   13,552,448     4.37%        1.70%      N/A           Annually
Tonga Partners, L.P.                        10/1/2000     4,060,553   10,714,020     3.45%        3.88%      N/A      Semi-annually
                                                        -------------------------------------
          Strategy Total                                 55,721,073   77,115,490    24.85%
                                                        -------------------------------------
Opportunistic (U.S. Only) Funds
-------------------------------
Alson Signature Fund I, L.P.               10/1/2002              -    3,783,423     1.22%        2.66%     N/A           Quarterly
Alson Signature Fund, L.P.                  9/1/2006      5,000,000    5,405,917     1.74%        1.70%     N/A           Quarterly
Cadmus Capital Partners(QP), L.P.           7/1/2003     12,500,000   14,894,860     4.80%        6.01%     N/A           Quarterly
Quaker Capital Partners I, L.P.             1/1/2001      3,164,863   11,059,625     3.56%        2.98%     N/A            Annually
Seminole Capital Partners, L.P.             9/1/2005     17,200,000   19,378,242     6.24%        3.16%     N/A       Semi-annually
                                                       -------------------------------------
          Strategy Total                                 37,864,863   54,522,067    17.56%
                                                       -------------------------------------
Hedged Sector Funds
-------------------
Coatue Qualified Partners, L.P.             1/1/2002      6,000,000   11,283,866     3.64%        3.34%     N/A           Quarterly
Durus Life Sciences Fund, LLC               1/1/2001        586,983            -     0.00%        2.05%     N/A                 (2)
Endicott Partners II, L.P.                  1/1/2003      6,500,000    8,354,016     2.69%        7.96%     N/A       Semi-annually
Longbow Partners, L.P.                      5/1/2004     16,200,000   21,190,544     6.83%        5.82%     N/A           Quarterly
Sivik Global Healthcare Partners, L.P.     11/1/2003      3,000,000    5,506,095     1.77%        4.59%     N/A       Semi-annually
                                                      -------------------------------------
          Strategy Total                                 32,286,983   46,334,521    14.93%
                                                      -------------------------------------
Arbitrage/Distressed Funds
--------------------------
Canyon Value Realization Fund, L.P.         7/1/2003     11,400,000   16,679,808     5.37%        0.68%     N/A            Annually
Farallon Capital Partners, L.P.            11/1/2004     22,000,000   28,658,285     9.23%        0.40%     N/A            Annually
JMG Capital Partners, L.P.                 10/1/2000      5,591,605   11,865,549     3.82%        1.92%     N/A           Quarterly
Polygon Global Opportunities Fund, L.P.     8/1/2006     15,600,000   18,766,842     6.05%        1.40%     N/A        Quarterly(1)
                                                     --------------------------------------
          Strategy Total                                 54,591,605   75,970,484    24.47%
                                                     --------------------------------------
Opportunistic (Global/International) Funds
------------------------------------------
AKO Partners, L.P.                         10/1/2005    14,500,000    19,138,232     6.17%        5.40%     N/A        Quarterly(1)
Delta Fund Europe, L.P.                     5/1/2006    14,000,000    12,662,645     4.08%        2.75%   6/30/2008       Quarterly
Indus Asia Pacific Fund, L.P.               3/1/2004     6,000,000     9,241,493     2.98%        2.12%     N/A           Quarterly
Indus Event Driven Fund, L.P.               6/1/2005     9,000,000    10,460,936     3.37%       11.13%     N/A           Quarterly
Indus Japan Fund, L.P.                      3/1/2004     6,000,000     9,463,963     3.05%        2.40%     N/A           Quarterly
                                                      -------------------------------------
          Strategy Total                                49,500,000    60,967,269    19.65%
                                                      -------------------------------------
Total Investments in Investment Funds                 $229,964,524   314,909,831   101.46%
                                                     =============
Other Assets, Less Liabilities                                        (4,545,426)   (1.46%)
                                                                   -------------------------
Members' Equity - Net Assets                                        $310,364,405   100.00%
                                                                   =========================
*    Non-income producing investments                           N/A Initial lock-up periodhas either expired prior to March 31, 2007
**   See definition in Note 2a.                                     or Investment Fund did not have an initial lock-up period.
***  From original investment date.                                 However specific redemption restrictions may apply.
***  From original investment date.                             (1) Information about the investment portfolio of this investee was
**** Available frequency of redemptions after initial               not available to determine whether the Company's indirect
     lock-up period.                                                interest in any of the investee's underlying investments exceed
                                                                    5% of the net assets at March 31, 2007.
                                                                (2) The Investment Fund is currently in liquidation and has eliminated partner withdrawal rights.

 The accompanying notes are an integral part of these financial statements.

                                 Excelsior Directional Hedge Fund of Funds, LLC
                                                        Statement of Operations
-------------------------------------------------------------------------------
                                                      Year ended March 31, 2007
-------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                        $       446,942
-------------------------------------------------------------------------------

Total Investment Income                                                 446,942
-------------------------------------------------------------------------------

OPERATING EXPENSES

Management fee                                                        4,577,680
Professional fees                                                       449,703
Administration fees                                                     227,590
Bank note facility fee and interest expense                             132,946
Board of Managers' fees and expenses                                     67,750
Other                                                                   295,011
-------------------------------------------------------------------------------

Total Operating Expenses                                              5,750,680
-------------------------------------------------------------------------------

Net Investment Loss                                                 (5,303,738)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments in Investment Funds               10,945,329
Change in net unrealized appreciation on investments in
   Investment Funds                                                  21,009,426
-------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments                    31,954,755
-------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
      DERIVED FROM OPERATIONS                                   $    26,651,017
-------------------------------------------------------------------------------










   The accompanying notes are an integral part of these financial statements.

                                 Excelsior Directional Hedge Fund of Funds, LLC
                           Statements of Changes in Members'Equity - Net Assets
-------------------------------------------------------------------------------

                                                       Year ended March 31,
                                                         2007           2006
-------------------------------------------------------------------------------

OPERATIONS

Net investment loss                                 $ (5,303,738)  $ (4,697,120)
Net realized gain from investments                    10,945,329      4,602,102
Change in net unrealized appreciation on investments  21,009,426     26,382,724
-------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets Derived
       from Operations                                26,651,017     26,287,706
-------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                                46,569,339     50,197,906
Members' interests repurchased                       (54,878,772)   (25,406,575)
-------------------------------------------------------------------------------

Increase (Decrease) in Members' Equity - Net\ Assets
    Derived From Capital Transactions
                                                      (8,309,433)    24,791,331
-------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets          18,341,584     51,079,037

MEMBERS' EQUITY - NET ASSETS
       AT BEGINNING OF YEAR                          292,022,821    240,943,784
-------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
       AT END OF YEAR                              $ 310,364,405  $ 292,022,821
-------------------------------------------------------------------------------












   The accompanying notes are an integral part of these financial statements.

                                 Excelsior Directional Hedge Fund of Funds, LLC
                                                        Statement of Cash Flows
--------------------------------------------------------------------------------
                                                      Year ended March 31, 2007

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
    derived from operations                                    $     26,651,017
Adjustments to reconcile net increase in members' equity -
    net assets derived from operations to net cash  provided by operating activities:
       Change in net unrealized appreciation on investments         (21,009,426)
       Net realized gain from investments                           (10,945,329)
       Purchases of Investment Funds                                (77,900,000)
       Proceeds from sales of Investment Funds                       83,737,130
       Decrease in receivables from Investment Funds                    517,031
       Increase in other assets                                         (23,351)
       Increase in due to Adviser                                        88,578
       Increase in bank note facility fee and interest payable            1,594
       Decrease in professional fees payable                            (65,000)
       Increase in administration fees payable                           56,549
       Increase in due to custodian                                     179,380
--------------------------------------------------------------------------------

Net Cash Provided by Operating Activities                             1,288,173
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from members' subscriptions                                 48,972,909
Payments for members' interests repurchased                         (51,025,797)
Repayment of bank loan payable                                       (1,400,000)
--------------------------------------------------------------------------------

Net Cash Used by Financing Activities                                (3,452,888)
--------------------------------------------------------------------------------

Net decrease  in cash and cash equivalents                           (2,164,715)
Cash and cash equivalents at beginning of year                        7,529,952
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Year                       $      5,365,237
--------------------------------------------------------------------------------


Supplementary Disclosure of Cash Flow Information
Cash paid during the year for interest                         $         72,819


 The accompanying notes are an integral part of these financial statements.

                                 Excelsior Directional Hedge Fund of Funds, LLC
                                                           Financial Highlights
--------------------------------------------------------------------------------

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:


                           For the year   For the year   For the year   For the year  For the year
                             ended          ended          ended          ended         ended
                            March 31,      March 31,      March 31,      March 31,     March 31,
                              2007          2006           2005            2004          2003
                         -------------------------------------------------------------------------
Net assets, end of
   period                $310,364,405  $292,022,821    $240,943,784    $173,964,183  $135,036,517

Ratio of net                 (1.71%)       (1.75%)         (1.77%)         (1.82%)       (1.88%)
   investment
   loss to average
   Members' equity -
   net assets (a), (b)
Ratio of expenses to          1.86%         1.85%           1.81%           1.87%         1.92%
    average Members'
    - net assets (a),(b)
Portfolio turnover           30.25%        15.33%          15.61%          22.70%         14.31%
Total return (c)              8.82%        10.09%           4.83%          13.68%         (1.98%)



(a) Average Members' equity - net assets is determined using the net assets at the end of each month during the period indicated.
(b) Ratios do not reflect the Company's proportionate share of the net investment income (loss) and expenses, including incentive allocation, of the Investment Funds.
(c) Total return assumes a purchase of an interest in the Company on the first day and the sale of the interest on the last day of the period.









   The accompanying notes are an integral part of these financial statements.

                                 Excelsior Directional Hedge Fund of Funds, LLC
                                                  Notes to Financial Statements
--------------------------------------------------------------------------------
                                                                  March 31, 2007

--------------------------------------------------------------------------------

1. Organization

Excelsior Directional Hedge Fund of Funds, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company seeks capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through investment funds (collectively, the "Investment Funds") in which the Company invests as a limited partner or member along with other investors.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the "Adviser"). The Adviser is a wholly-owned subsidiary of United States Trust Company, National Association ("USTNA"), and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

On November 20, 2006, The Charles Schwab Corporation ("Schwab") announced an agreement to sell U.S. Trust Corporation ("U.S. Trust Corp."), a wholly-owned subsidiary of Schwab, to the Bank of America Corporation (the "Sale"). The Sale of U.S. Trust Corp. includes all of U.S. Trust Corp's subsidiaries, including the Adviser. The Sale is subject to Federal Reserve Board and other regulatory approvals.

The Adviser will continue to serve as the investment adviser to the Company after the Sale. However, due to the change in ownership of the Adviser, the Sale may have the effect of terminating the existing investment advisory agreement between the Company and the Adviser. Accordingly, the Adviser would be required to enter into a new investment advisory agreement with the Company upon consummation of the Sale (the "New Advisory Agreement"). The Company's Board of Managers (the "Board") approved the New Advisory Agreement at its special meeting held on January 11, 2007. The proposed New Advisory Agreement was submitted to the Members of the Company for approval, and a proxy statement providing further details with respect to the Sale and the proposed New Advisory Agreement was mailed to the Members of the Company on or about February 23, 2007. At a special meeting held on March 29, 2007, the Members of the Company approved the New Advisory Agreement, effective upon the consummation of the Sale, and reelected the members of the Board.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2007

--------------------------------------------------------------------------------

1. Organization (continued)

The Board has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Board has engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to manage the day-to-day operations of the Company.

Subscriptions for interests in the Company ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from Members of the Company ("Members") pursuant to written tenders by the Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Company offer to repurchase interests from Members twice each year, at June 30th and December 31st. Members can only transfer or assign Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires that management make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2007

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the investment manager, who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the investment manager of each Investment Fund, and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements. The Adviser, or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's investment manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

The Company's investment in Durus Life Sciences Fund, LLC ("Durus") is valued at zero as of March 31, 2007, in good faith by the Adviser, in accordance with procedures adopted by the Board, at a value different than that supplied by Durus' investment managers. As of March 31, 2007, Durus is in liquidation and therefore, the fair value of the Company's investment is based on information provided to the Adviser. Because Durus is in the process of being liquidated, there are no ongoing redemption rights available to partners.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and any excess is treated as realized gain from investments. Realized gains or losses on investments in Investment Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2007

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following; fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; management fee; travel and related expenses of the Board; all costs with respect to communications regarding the Company's transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company since each member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all members as of the last day of the fiscal period in accordance with each member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

The cost of the Company's investments in Investment Funds for Federal income tax purposes is based on amounts reported to the Company on Schedule K-1 by the Investment Funds for the year ended December 31, 2006. Based on Investment Funds owned at December 31, 2006, the cost of investments for Federal income tax purposes was $275,386,601. This included aggregate gross unrealized appreciation of $30,248,573 and aggregate gross unrealized depreciation of $898,733.

d.  New Accounting Pronouncements
In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company is in the process of evaluating the effects of the adoption of FIN 48 on the financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2007

--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

d. New Accounting Pronouncements (continued)

FASB issued a Statement No. 157 in September 2006, Fair Value Measurements, which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. This statement provides enhanced guidance for using fair value to measure assets and liabilities. It clarifies fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The standard applies whenever other standards require (or permit) assets or liabilities to be measured at fair value. The standard does not expand the use of fair value in any new circumstances. The Company is reviewing the statement and its impact on the financial statements.

e. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

3. Management Fee, Related Party Transactions and Other

As of March 31, 2007, the employees and affiliates of the Adviser have a combined interest of approximately 9.33% of the Members' equity - net assets.

The Adviser provides certain investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Adviser a quarterly management fee at an annual rate of 1.5% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. For the year ended March 31, 2007, the management fee was $4,577,680, of which $1,134,803 was payable as of March 31, 2007.

The Company earned $255,751 of interest income on cash balances maintained at USTNA, an affiliate of the Company. On September 12, 2006 the Company moved its custody account to PFPC Trust Company. The Company earned $182,113 on cash balances maintained at PFPC Trust Company.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2007

--------------------------------------------------------------------------------

3. Management Fee, Related Party Transactions and Other (continued)

The Board is made up of three Managers who are independent of the Adviser (the "Disinterested Managers"), and one Manager who is an "interested person" as defined by Section 2(a)(19) of the 1940 Act. The Disinterested Managers receive an annual retainer of $10,000 ($11,000 for the chairman of the audit committee) and per-meeting fees of: $2,000 for in-person attendance at quarterly meetings of the Board; $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $1,000 for each audit committee meeting (whether held in-person or by telephone). All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each annual, regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers. Any Manager who is an "interested person" does not receive any retainer or other fee from the Company. The Company incurred $67,750 of retainer and per meeting fees for the year ended March 31, 2007, none of which is payable as of March 31, 2007.

The Company incurred $6,000 in fees for the year ended March 31, 2007 related to custodian services provided by USTNA, the Company's former custodian.

The Company has retained J.D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company. In connection with such services provided, the Company pays the Administrator a quarterly fee equal to the greater of: (i) $3,000; or (ii) .00025 of the Company's net assets as of the first day of each calendar quarter on the first $150 million of net assets, plus .000125 of the Fund's net assets in excess of $150 million. For the year ended March 31, 2007, the Company incurred $227,590 in expenses related to such administrative services, $56,549 of which is payable as of March 31, 2007.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2007

--------------------------------------------------------------------------------



5. Investments in Investment Funds

As of March 31, 2007, the Company had investments in twenty-six Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers of the Investment Funds in the form of management fees of 0.5% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from three months to one year from initial investment.

Aggregate purchases and proceeds of interests in Investment Funds for the year ended March 31, 2007 are $90,410,520 and $100,347,650, respectively.

6. Bank Note- Line of Credit Facility

On May 2, 2005 the Company entered into a $25,000,000 revolving line of credit agreement with a U.S. financial institution that is collateralized by the Company's cash and investments. On December 13, 2006 the agreement was amended to increase the revolving line of credit to $30,000,000. Based upon the election of the Company, interest accrues at either the financial institution's prime rate less 1.25% per annum or Libor plus 1.5% per annum. The note also included a provision for a facility fee of 0.375% per annum on the unused portion of the note. For the year ended March 31, 2007, the Company incurred $132,946 in facility fees and interest expenses related to the bank note, of which $28,003 was payable as of March 31, 2007. As of March 31, 2007 the Company did not have any revolving note balance outstanding. The average debt outstanding and the average interest rate for the year ended March 31, 2007 was $856,986 and 6.91%, respectively.

7. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
                                                                  March 31, 2007

--------------------------------------------------------------------------------

8. Subsequent Events

At March 31, 2007, the Company had received subscriptions in advance for Interests from Members in the amount of $20,552,909. These subscriptions became Interests in the Company effective April 1, 2007.

At March 31, 2007, the Company invested $14,100,000 in three existing Investment Funds as follows: Alson Signature Fund, L.P., $8,000,000; Indus Event Driven Fund, L.P., $2,000,000; Sivik Global Healthcare Partners, L.P., $4,100,000. These investments are reflected as "Investment in Investment Funds made in advance" on the Statement of Assets, Liabilities and Members' Equity - Net Assets. The Investment in the Investment Funds became effective April 1, 2007.

On April 23, 2007, pursuant to Member approval, the Company was reorganized in a "master/feeder" investment structure. Effective that date, the Company became a master fund and was renamed Excelsior Directional Hedge Fund of Funds Master Fund, LLC and Members of the Company became members in Excelsior Directional Hedge Fund of Funds (TI), LLC, a Delaware limited liability company that is registered under the 1940 Act, as a closed-end, non-diversified, management investment company (the "Fund"), which pursues its investment objective by investing its interests in the Company. The Fund has the same investment objective and substantially the same investment policies as the Company (except that the Fund pursues its investment objective by investing in the Company).

                                 Excelsior Directional Hedge Fund of Funds, LLC
                                                 Company Management (Unaudited)
 -------------------------------------------------------------------------------
                                                                  March 31, 2007

--------------------------------------------------------------------------------

Information pertaining to the Board and officers of the Company is set forth below:
                                                                                                                    Number of
                                                                                                                    Portfolios in
                       Position(s)      Term of Office                                                              Fund Complex
 Name, Address         Held with        and Length of                                                               Overseen by
 and Age               the Company      Time Served        Principal Occupation During Past Five Years              Manager
------------------------------------------------------------------------------------------------------------------------------------
                                               Independent Managers
------------------------------------------------------------------------------------------------------------------------------------
Gene M. Bernstein       Manager          Term -            Director of NIC Holding Corp. He was Dean of              4
c/o Excelsior                            Indefinite;       the Skodneck Business Development Center at
Directional Hedge                        Length - since    Hofstra University from 2000-2001.  Prior to
Fund of Funds, LLC                       October 2000      that Mr. Bernstein was President and Vice
225 High Ridge Road                                        Chairman at Northville Industries, a petroleum
Stamford, CT 06905                                         marketing, distribution, trading and storage
Age  59                                                    company and wholly-owned subsidiary of NIC
                                                           Holding Corp.  Mr. Bernstein serves as a director
                                                           or manager of Excelsior Private Equity Fund II,
                                                           Inc., Excelsior Venture Partners III, LLC, and
                                                           Excelsior Venture Investors III, LLC.

Victor F. Imbimbo, Jr.  Manager          Term -            President and CEO of Caring Today, LLC, the               4
c/o Excelsior                            Indefinite:       publisher of Caring Today Magazine, the leading
Directional Hedge                        Length - since    information resource within the family caregivers
Fund of Funds, LLC                       October 2000      market. Prior to this, Mr. Imbimbo, was Executive
225 High Ridge Road                                        Vice President of TBWA/New York and President for
Stamford, CT 06905                                         North America with TBWA/ WorldHealth, a division
Age  54                                                    of TBWA Worldwide where he directed consumer marketing
                                                           program development for healthcare companies
                                                           primarily within the pharmaceutical industry.  Mr.
                                                           Imbimbo serves as a director or manager of Excelsior
                                                           Private Equity Fund II, Inc., Excelsior Venture
                                                           Partners III, LLC, and Excelsior
                                                           Venture Investors III, LLC.

Stephen V. Murphy       Manager         Term-              President of S.V. Murphy & Co.Inc., an investment         4
c/o Excelsior                           Indefinite;        banking firm.  Mr. Murphy serves as a director or
Directional Hedge                       Lenght - since     manager of Excelsior manager of Excelsior Private
Fund of Funds, LLC                      October 2000       Equity Fund II, Inc., Excelsior Venture Partners III,
225 High Ridge Road                                        LLC, Excelsior Venture Investors III, LLC and
Stamford, CT 06905                                         Excelsior Directional Hedge Fund of Funds, LLC.  He
Age  61                                                    also serves on the board of directors of The First
                                                           National Bank of Long Island and Bowne & Co., Inc.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                         Company Management(Unaudited) Continued
--------------------------------------------------------------------------------
                                                                  March 31, 2007

--------------------------------------------------------------------------------


                                                                                                                    Number of
                                                                                                                    Portfolios in
                       Position(s)      Term of Office                                                              Fund Complex
 Name, Address         Held with        and Length of                                                               Overseen by
 and Age               the Company      Time Served        Principal Occupation During Past Five Years              Manager
------------------------------------------------------------------------------------------------------------------------------------
                                                  Interested Manager
------------------------------------------------------------------------------------------------------------------------------------
David R. Bailin*          Manager         Term-              Managing Director of U.S. Trust's Alternative          1
United States Trust                       Indefinite;        Investment Division (since 9/06); co-founder of
Company, National                         Length - since     Martello Investment Management, a hedge fund-of
Association                               September 2006     funds specializing in trading strategies (2/02 to
114 W. 47th Street                                           9/06); Chief Operating Officer and Partner of Violy,
New York, NY 10036                                           Byorum and Partners, LLC, an investment banking
Age  47                                                      firm focusing on Latin America (1/00 to 1/02).
------------------------------------------------------------------------------------------------------------------------------------
                                             Officers who are not Managers
------------------------------------------------------------------------------------------------------------------------------------
Spencer Boggess           Chief          Term -              President and Chief Executive Officer of U.S> Trust   N/A
United States Trust       Executive      Indefinite;         Hedge Fund Management, Inc. an dPortfolio Manager
Company, National         Officer        Length - since      of the Company (7/03 to present); Senior V.P.
Association                              March 2006          and Director of Research, CTC Consulting, Inc.
114 W. 47th Street                                           (10/00 to 6/03).
New York, NY 10036
Age 40


Steven L. Suss            Chief          Term -              President and Director, UST Advisors, Inc. (4/07      N/A
United States Trust       Financial      Indefinite;         to present); Senior Vice President, Alternative
Company, National         Officer        Length - since      Investments Division, USTCNA (4/07 to present);
Association               and            April 2007          Chief Financial Officer and Chief Compliance
114 W. 47th Street        Treasurer                          Officer, Heirloom Capital Management, L.P.
New York, NY 10036                                           (5/02 to 9/06); Vice President and Chief
Age: 47                                                      Financial Officer, Westway Capital LLC (9/97
                                                             to 1/02).

* Manager is an "interested person" (as defined by the 1940 Act) of the Company because of his affiliation with the Adviser and its affiliates.

                                 Excelsior Directional Hedge Fund of Funds, LLC
                                        Company Management(Unaudited) Continued
--------------------------------------------------------------------------------
                                                                  March 31, 2007

--------------------------------------------------------------------------------



                                                                                                                    Number of
                                                                                                                    Portfolios in
                       Position(s)      Term of Office                                                              Fund Complex
 Name, Address         Held with        and Length of                                                               Overseen by
 and Age               the Company      Time Served        Principal Occupation During Past Five Years              Manager
------------------------------------------------------------------------------------------------------------------------------------
Mohan Badgujar           Chief               Term  -             Vice President of USTCNA (10/05 to present);       N/A
U.S. Trust Company       Operating           Indefinite;         Managing Partner of Blue Hill Capital
National Association     Officer             Length - since      Partners LLC (10/03 to 10/05) (Registered
114 W. 47th Street                           March 2006          Investment Adviser); Financial Advisor at
New York, NY 10036                                               UBS Financial Services, Inc. (1/02 to 9/03);
Age: 48                                                          Principal of Columbia Software Consultants,
                                                                 Inc. (2001 to
2002).


Kristina McDonough       Vice                Term -              Managing Director, Alternative Investment          N/A
United States Trust      President           Indefinite;         Division, USTCNA (8/03 to present); Co-Head
Company, National                            Length - since      of Global Marketing and Investor Relations
Association                                  September 2006      and Head of the U.S. Marketing and Client
114 W. 47th Street                                               Service, HypoVerins Bank (2/03 to 7/03)
New York, NY 10036                                               Client Portfolio Manager, Credit Suisse Asset
Age: 43                                                          Management (8/00 to 2/03).



Marina Belaya            Secretary           Term -              Vice President, Senior Attorney, the Office of     N/A
United States Trust                          Indefinite;         General Counsel, United States Trust Company,
Company, National                            Length - since      National Association (2/06 to present); Vice
Association                                  April 2007          President Corporate Counsel, Prudential
114 W. 47th Street                                               Financial (4/05 to 1/06); Associate, Schulte
New York, NY 10036                                               Roth & Zabel LLP (9/02 to 3/05).
Age: 40



Joan E. Hoffman          Chief               Term -              Managing Director and Head of Compliance,          N/A
United States Trust      Compliance          Indefinite;         USTCNA (8/04 to present) and Chief
Company, National        Officer             Length - since      Compliance Officer of the Excelsior
Association                                  January 2007        Investment Funds; Managing Director,
114 W. 47th Street                                               Regulatory Relationships, Operational Rist
New York, NY 10036                                               Management and Cross Product Service
Age: 51                                                          (3/02 to 7/04) and Global Risk Manager
                                                                 (7/98 to 3/02), Deutsche Bank.

All officers of the Company are employees and/ or officers of the Adviser.

The SAI (or Statement of Additional Information) includes additional information about the managers of the Company and is available upon request.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                        Supplemental Proxy Information and Change in Independent
                                   Registered Public Accounting Firm (Unaudited)
--------------------------------------------------------------------------------
                                                                  March 31, 2007

--------------------------------------------------------------------------------

Supplemental Proxy Information (Unaudited):

A special meeting of Members of the Company was held on March 29, 2007 at the offices of the Company, 225 High Ridge Road, Stamford, Connecticut 06905. The meeting was held for the following purposes: (1) to approve the New Advisory Agreement between the Company and the Adviser to become effective upon completion of the Sale, (2) to elect four members of the Board, David R. Bailin, Gene M. Bernstein, Stephen V. Murphy and Victor F. Imbimbo, Jr., as members of the Board of the Company, and (3) to approve a Plan and Agreement of Reorganization and Merger to implement a master/feeder investment structure.

The results of the proxy solicitation on the above matters were as follows:


                                Votes for      Votes against     Votes withheld     Abstentions
                               -----------     -------------     --------------     -----------
Proposal 1                     156,061.340           0                -                 0

Proposal 2
   1.   David R. Bailin        156,061.340           -                0                 -
   2.   Gene M. Bernstein      156,061.340           -                0                 -
   3.   Stephen V. Murphy      156,061.340           -                0                 -
   4    Victor F.Imbimbo, Jr.  156,061.340           -                0                 -

Proposal 3                     156,061.340           0                -                 0


Change in Independent Registered Public Accounting Firm:

On December 11, 2006, Deloitte & Touche LLP ("D&T") informed the Company that D&T is not independent of The Bank of America Corporation ("Bank of America"), and that, effective upon the closing date of the Sale, D&T will no longer be able to serve as the Company's Independent Registered Public Accounting Firm and provide any attest services to the Company.

On January 29, 2007, the Board of Managers of the Company received a letter of resignation from D&T indicating that D&T will no longer serve as the Company's Independent Registered Public Accounting Firm. The audit reports of D&T on the Company's financial statements as of and for the fiscal years ended March 31, 2006 and 2005 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years ended March 31, 2006 and 2005 through the date hereof, there were no disagreements between the Company and D&T concerning any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused

                                  Excelsior Directional Hedge Fund of Funds, LLC
                        Supplemental Proxy Information and Change in Independent
                                   Registered Public Accounting Firm (Unaudited)
--------------------------------------------------------------------------------
                                                                  March 31, 2007

--------------------------------------------------------------------------------
Change in Independent Registered Public Accounting Firm (continued):

D&T to make reference to the subject matter of the disagreements in connection with its reports; and there were no reportable events as defined in Item 301(a)(1)(iv) of Regulation S-K.

On January 29, 2007, the Company engaged PricewaterhouseCoopers ("PWC") as the Company's Independent Registered Public Accounting Firm for the fiscal year ending March 31, 2007, replacing the Company's prior Independent Registered Public Accounting Firm. This action was taken pursuant to resolutions of the Board of Managers of the Company, including the Managers who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, acting on the recommendation of its Audit Committee. The Company did not consult with PWC during its fiscal years ended March 31, 2006 and 2005 on the application of accounting principles to a specified transaction, the type of opinion that might be rendered on the Company's financial statements, any accounting, auditing or financial reporting issue, or any item that was either the subject of a disagreement or a reportable event as defined in Item 304 of Regulation S-K.

                         New Advisory Agreement Approval

At a meeting held in person on January 11, 2007, the Board, including all of the Disinterested Managers, approved the New Advisory Agreement with the Adviser to become effective upon, and subject to, consummation of the Sale. The Disinterested Managers were assisted in their review of the proposal to approve the New Advisory Agreement by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser.

In determining whether to approve the New Advisory Agreement, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, including similar funds managed by the Adviser; and information relating to the costs and profitability of the Adviser from its relationships with the Company. The Board evaluated and considered: (i) the nature, extent and quality of services provided by the Adviser; (ii) the investment performance of the Company; (iii) the costs of services provided and the profits realized by the Adviser from its existing relationships with the Company; (iv) the extent to which economies of scale in costs of providing services would be realized as the Company grows; and (v) whether the fees payable to the Adviser pursuant to the New Advisory Agreement properly reflect these economies of scale for the benefit of investors.

The Board considered the nature, extent and quality of operations and services to date provided by the Adviser to the Company, which are expected to continue to be provided after the Sale. It also considered the fact that the current investment advisory agreement between the Company and the Adviser and the New Advisory Agreement, including the terms relating to the services to be performed by the Adviser, and the fees payable by the Company, are identical except for the term and date of its effectiveness. With respect to the fees payable under the New Advisory Agreement, the Board compared the fees and overall expense levels of the Company to those of competitive funds and other funds with similar investment objectives (including other funds advised by the Adviser and its affiliates). In evaluating the advisory fee, the Board also took into account the complexity and quality of the investment management services required by the Company. The Board also considered the investment performance of the Company, including comparisons of the Company's performance to that of other similar funds, and the costs of services provided and the profits realized by the Adviser from its relationship with the Company. The Board considered the extent to which economies of scale in costs of providing services would be realized as the Company grows and whether the fees payable to the Adviser pursuant to the New Advisory Agreement properly reflects these economies of scale for the benefit of investors. The benefits to the Adviser of its relationship with the Company were also considered. The Board viewed as significant the fact that the key personnel of the Adviser who provide investment advisory services to the Company will continue to provide services to the Company after the Sale, and the commitment of Bank of America to maintain the continuity of management functions and the services provided to the Company. In addition to the foregoing, the Board considered the expected financial condition and resources of the Adviser following the Sale in light of the business reputation and financial condition of Bank of America, and considered whether there are any aspects of the Sale likely to affect adversely the ability of the Adviser to retain and attract qualified personnel following the Sale and to otherwise provide services to the Company.

Possible alternatives to approval of the New Advisory Agreement were also considered by the Board. During its review and deliberations, the Board evaluated the potential benefits, detriments and costs to the Company and Members of the Sale. The Board determined that Members will likely benefit from the expected retention and the continued availability of the management expertise of the key personnel of the Adviser who now provide investment advice to the Company. In addition, the Board deemed it beneficial to the Company to be affiliated with Bank of America for several reasons, including the expanded distribution capabilities that can be offered by Bank of America and the extensive investment, compliance and operations infrastructure that will be available as a result of the Sale.

After consideration, the Board noted its overall satisfaction with the nature, quality and extent of services provided by the Adviser and concluded that the Company was receiving, and would continue to receive under the New Advisory Agreement, all services required from the Adviser and that these services were of high quality. The Board also concluded that the Company's performance compared favorably with the performance of similar registered funds, and determined that the fees and expense ratios of the Company are within the range of the fees and expense ratios of similar funds. It also concluded that the profitability to the Adviser from its relationship with the Company was not disproportionately large so that it bore no reasonable relationship to the services rendered and determined that, given the overall performance of the Company and superior service levels, the current profitability was not excessive. With regard to economies of scale, the Board noted that economies of scale are realized when a fund's assets increase significantly and that, although the net assets of the Company have grown since its inception, the Company had not reached a size sufficient for the Adviser to have realized significant economies of scale that should be shared with Members.

Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Disinterested Managers, determined that: (i) it is appropriate that the Adviser provide investment advisory services to the Company; and (ii) it is in the best interest of the Company and its Members to enter into the New Advisory Agreement.






ITEM 2.   CODE OF ETHICS.
-------------------------
The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2007, there were no amendments to a provision of the code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------
The Board of Managers of the Registrant has determined that Stephen V. Murphy, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Murphy as the Audit Committee's financial expert. Mr. Murphy is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940 (the "1940 Act") for the fiscal years ended March 31, 2006 and March 31, 2007 were $80,862 and $106,000, respectively.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed no fees, for tax compliance, tax advice or tax planning services, to the Registrant during the last two fiscal years.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1)
During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2007, were $0 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2006, were $0 and $754,000, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.


ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------------------

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members - As of the date of the filing.

Mr. Spencer N. Boggess is the portfolio manager (the "Portfolio Manager") primarily responsible for the day-to-day management of the registrant's portfolio, subject to such policies as may be adopted by the Board of Managers.

Since July 2003, Spencer N. Boggess has served as the portfolio manager of the Registrant and Chief Executive Officer of U.S. Trust Hedge Fund Management, Inc. ("the Adviser"). From 2000 to 2003, Mr. Boggess served as Co-Director of Research at CTC where he shared responsibility for sourcing, due diligence, portfolio construction and monitoring hedge fund managers for inclusion in the Registrant and for CTC advisory clients. Mr. Boggess is also the Chairman of the Education Committee of the Greenwich Roundtable, a non-profit organization focused on education for investors in hedge funds and private equity. From 1996 to 2000, Mr. Boggess was both Principal and the senior hedge fund research professional at Winston Partners, a McLean, VA based alternative investment management firm with three multi-manager hedge fund of funds products.


(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of March 31, 2007:

Registered Investment   Pooled Vehicles   Other Accounts
  Companies Managed         Managed           Managed
---------------------   ---------------   --------------
              Total              Total             Total
  Number      Assets    Number   Assets   Number   Assets
  ------      ------    ------   ------   ------   ------
     0          N/A        0       N/A       0      N/A

  Registered Investment        Pooled Vehicles               Other Accounts
    Companies Managed              Managed                    Managed
-------------------------   ---------------------      -----------------------
                Total                     Total                      Total
                Assets      Number        Assets       Number        Assets
Number with      with       with          with         with          with
Performance   Performance   Performance   Performance  Performance   Performance
-Based Fees   -Based Fees   -Based Fees   -Based Fees  -Based Fees   -Based Fees
-----------   -----------   -----------   -----------  -----------   -----------
     0            N/A            0             N/A          0            N/A

Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise should Mr. Boggess have day-to-day portfolio management responsibilities with respect to more than one fund. Mr. Boggess may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Adviser may vary among these accounts and Mr. Boggess may personally invest in these accounts. These factors could create conflicts of interest because Mr. Boggess may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if Mr. Boggess identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, Mr. Boggess may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by Mr. Boggess are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.


(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members
- As of March 31, 2007:

Mr. Boggess' compensation consists of a combination of a fixed salary and a discretionary bonus. The discretionary bonus is not tied directly to the performance of, or value of assets, of the Registrant or any other fund managed by the Adviser. The amount of salary and bonus paid to Mr. Boggess is based on a variety of factors, including, without limitation, the financial performance of the Adviser, execution of managerial responsibilities, client interactions, support and general teamwork.

Ownership of Fund Securities

As of March 31, 2007, Mr. Boggess does not own any Interests in the Registrant.


ITEM  9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

(a)(1)     Code of Ethics (See Exhibit 1)

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
             ----------------------------------------------
 By (Signature and Title) /s/ Spencer N. Boggess
                        --------------------------
                            Spencer N. Boggess, Principal Executive Officer
Date June 8, 2007
     ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
             ----------------------------------------------
By (Signature and Title) /s/ Steven L. Suss
                        ------------------------
                             Steven L. Suss, Principal Financial Officer
Date June 8, 2007
     ------------